Taxes - Reconciliation of effective tax rate (Details) - SEK (kr) kr in Millions		12 Months Ended			24 Months Ended
	Jan. 01, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Reconciliation of effective tax rate
The Swedish corporate tax rate, %	20.60%	21.40%	22.00%	22.00%	21.40%
Profit before taxes		kr 1,304	kr 852	kr 1,007
National tax based on profit before taxes		(279)	(187)	(222)
Tax effects of: Non-taxable income		9	0	1
Tax effects of: Non-deductible expenses		(16)	(14)	(15)
Tax effects of: Imputed interest on tax allocation reserve		(1)	(2)	(2)
Tax effect of dissolution of untaxed reserves due to changed tax rate		8
Tax effects of: Other		2	(1)	3
Total income tax		kr (277)	kr (204)	kr (235)
Effective tax expense in %		21.20%	24.00%	23.30%